Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Aug. 31, 2016
Registrant Name	EATON VANCE GROWTH TRUST
Central Index Key	0000102816
Amendment Flag	false
Document Creation Date	May 01, 2017
Document Effective Date	May 01, 2017
Prospectus Date	Jan. 01, 2017
Eaton Vance Greater China Growth Fund | Class A
Risk/Return:
Trading Symbol	EVCGX
Eaton Vance Greater China Growth Fund | Class C
Risk/Return:
Trading Symbol	ECCGX
Eaton Vance Greater China Growth Fund | Class I
Risk/Return:
Trading Symbol	EICGX